EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Income (loss) from continuing operations attributable to Terex Corporation common stockholders (in dollars)	$ 209.7	$ 241.7	$ 111.0
Income (loss) from discontinued operations – net of tax	(155.4)	(130.4)	(49.6)
Gain (loss) on disposition of discontinued operations - net of tax (in dollars)	0.1	2.4	67.3
Net income (loss) attributable to Terex Corporation	$ 54.4	$ 113.7	$ 128.7
Basic shares:
Weighted average shares outstanding (in shares)	71.1	75.4	92.8
Earnings per share - basic:
Income (loss) from continuing operations (in dollars per share)	$ 2.95	$ 3.21	$ 1.20
Income (loss) from discontinued operations – net of tax (in dollars per share)	(2.18)	(1.73)	(0.53)
Gain (loss) on disposition of discontinued operations – net of tax (in dollars per share)	0	0.03	0.72
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.77	$ 1.51	$ 1.39
Diluted shares:
Weighted average shares outstanding (in shares)	71.1	75.4	92.8
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes (in shares)	0.7	1.5	2.1
Diluted weighted average shares outstanding (in shares)	71.8	76.9	94.9
Earnings per share - diluted:
Income (loss) from continuing operations (in dollars per share)	$ 2.92	$ 3.14	$ 1.17
Income (loss) from discontinued operations – net of tax (in dollars per share)	(2.16)	(1.69)	(0.52)
Gain (loss) on disposition of discontinued operations – net of tax (in dollars per share)	0	0.03	0.71
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.76	$ 1.48	$ 1.36
Restricted Stock
Other details of antidilutive securities
Antidilutive securities excluded from computation of earnings per share (in shares)	0.6	0.2